CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net sales from continuing operations	$ 38,076	$ 40,932	$ 53,382
Cost of sales	33,852	37,295	46,171
Gross profit	4,224	3,637	7,211
Selling, general and administrative expenses	9,123	10,257	10,714
Other income (expenses), net (note 16)	93	(214)	233
Operating loss	(4,806)	(6,834)	(3,270)
Non-operating income, net (note 17)	2,553	379	2,056
Loss from continuing operations, before income taxes	(2,253)	(6,455)	(1,214)
Income taxes (note 11)	207	624	328
Loss from continuing operations, after income taxes	(2,460)	(7,079)	(1,542)
Loss from discontinued operations, net of tax	(348)	(411)	(449)
Net loss attributable to Deswell Industries, Inc.	(2,808)	(7,490)	(1,991)
Other comprehensive income
Unrealized gain on available-for-sale securities	33	57	718
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (2,775)	$ (7,433)	$ (1,273)
Basic and Diluted:
Loss from continuing opertions per share	$ (0.15)	$ (0.43)	$ (0.09)
Loss from discontinued operations per share	(0.02)	(0.03)	(0.03)
Net loss per share	$ (0.17)	$ (0.46)	$ (0.12)
Weighted average common shares outstanding (shares in thousands)	16,056	16,186	16,467